Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and banks	R$ 31,784	R$ 31,187
Cash equivalents	1,650,822	807,297
Total	R$ 1,682,606	R$ 838,484	R$ 1,867,485	R$ 717,929